Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)
(a)	(b)	(c)	(d)	(e)
2025	1,063,560	940,966	963,204	886,762
2024	966,735	877,464	941,031	869,125
2023	2,133,976	2,133,976	654,286	530,752

Named Executive Officers, Footnote [Text Block]

(1)	Dean W. Rivest is the PEO for 2025 and 2024 and Kevin R. Hoben is the PEO for 2023. The other NEOs for 2025 and 2024 are: Kevin R. Hoben and Edwin B. Moran. The other NEOs for 2023 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Susan B. Asch.

(2)	Because Kevin R. Hoben does not have equity awards, there is no adjustment for 2023. For 2025 and 2024, the value included in this column reflects the adjustments to the values as shown in the PEO Adjustment Table below.

SCT Total for PEO (column(b))	[1]	$ 1,063,560	$ 966,735	$ 2,133,976
Compensation Actually Paid to PEO (column (c))	[1],[2]	$ 940,966	877,464	2,133,976
PEO Adjustment Table

PEO Adjustment Table

PEO NEO	2025	2024	2023

SCT Total for PEO (column(b))	$1,063,560	$966,735	$2,133,976

- aggregate change in actuarial present value of pension benefits	-	-	-

+ service cost of pension benefits	-	-	-

+ prior service cost of pension benefits	-	-	-

- SCT “Stock Awards” column value	150,750	90,000	-

- SCT “Option Awards” column value	-	-	-

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	26,274	12,661	-

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	9,478	3,965	-

+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,887)	(5,583)	-

-/+ year-over-year change in fair value of equity awards vested in prior years not matured and paid in the covered year	(3,774)	(10,494)	-

-/+ change in fair value of equity awards vested in prior years that matured and were paid in the covered year	(1,936)	180	-

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-

+ excess fair value for equity award modifications	-	-	-

Compensation Actually Paid to PEO (column (c))	$940,966	$877,464	$2,133,976

Average SCT Total for Non-PEO NEOs (column(d))	[1]	$ 963,204	941,031	654,286
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	[1],[3]	$ 886,762	$ 869,125	$ 530,752
Non-PEO NEO Adjustment Table

Non-PEO NEO Adjustment Table

Average for Non-PEO NEOs	2025	2024	2023

Average SCT Total for Non-PEO NEOs (column(d))	$963,204	$941,031	$654,286

- aggregate change in actuarial present value of pension benefits	-	-	-

+ service cost of pension benefits	-	-	-

+ prior service cost of pension benefits	-	-	-

- SCT “Stock Awards” column value	96,600	75,000	225,004

- SCT “Option Awards” column value	-	-	-

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	18,266	10,554	36,661

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	7,899	3,301	19,544

+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,572)	(3,834)	2,941

-/+ year-over-year change in fair value of equity awards vested in prior years not matured and paid in the covered year	(3,144)	(7,108)	(13,662)

-/+ change in fair value of equity awards vested in prior years that matured and were paid in the covered year	(1,290)	180	55,986

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-

+ dollar value of dividends/earnings paid on equity awards in the covered year	-	-	-

+ excess fair value for equity award modifications	-	-	-

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$886,762	$869,125	$530,752

PEO Name		Dean W. Rivest	Dean W. Rivest	Kevin R. Hoben
PEO [Member]
Pay vs Performance Disclosure [Table]
SCT Total for PEO (column(b))		$ 1,063,560	$ 966,735	$ 2,133,976
Compensation Actually Paid to PEO (column (c))		940,966	877,464	2,133,976
PEO [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | S C T Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,750	90,000
PEO [Member] | S C T Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year End Fair Value Of Equity Awards Granted In Covered Year That Were Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,274	12,661
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,478	3,965
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,887)	(5,583)
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Vested In Prior Years Not Matured And Paid In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,774)	(10,494)
PEO [Member] | Change In Fair Value Of Equity Awards Vested In Prior Years That Matured And Were Paid In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,936)	180
PEO [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dollar Value Of Dividends Earnings Paid On Equity Awards In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Average SCT Total for Non-PEO NEOs (column(d))		963,204	941,031	654,286
Average Compensation Actually Paid to Non-PEO NEOs (column (e))		886,762	869,125	530,752
Non-PEO NEO [Member] | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | S C T Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		96,600	75,000	225,004
Non-PEO NEO [Member] | S C T Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In Covered Year That Were Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,266	10,554	36,661
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,899	3,301	19,544
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,572)	(3,834)	2,941
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Vested In Prior Years Not Matured And Paid In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,144)	(7,108)	(13,662)
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Vested In Prior Years That Matured And Were Paid In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,290)	180	55,986
Non-PEO NEO [Member] | Fair Value As Of Prior Year End Of Equity Awards Granted In Prior Years That Failed To Vest In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dollar Value Of Dividends Earnings Paid On Equity Awards In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Dean W. Rivest is the PEO for 2025 and 2024 and Kevin R. Hoben is the PEO for 2023. The other NEOs for 2025 and 2024 are: Kevin R. Hoben and Edwin B. Moran. The other NEOs for 2023 are: Dean W. Rivest, Matthew F. Unger, Edwin B. Moran and Susan B. Asch.
[2]	Because Kevin R. Hoben does not have equity awards, there is no adjustment for 2023. For 2025 and 2024, the value included in this column reflects the adjustments to the values as shown in the PEO Adjustment Table below.
[3]	For each year, the values included in this column reflect the adjustments to the values as shown in the Non-PEO NEO Adjustment Table below.